Produced Content, Net - Summary of Estimated Future Amortization Expenses For Product Content (Detail) - Dec. 31, 2025 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Schedule Of Estimated Future Amortization Expenses For Licensed Copyrights [Abstract]
Within 1 year	¥ 2,021	$ 289
Between 1 and 2 years	1,028	147
Between 2 and 3 years	¥ 788	$ 113